NOTES PAYABLE (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Long-term debt, gross		$ 6,337,429	$ 5,491,570
Unamortized debt discounts	$ 104,167	0	0
unamortized financing costs	359,569	196,837	7,444
Total notes payable, net of financing costs	7,584,035	6,140,592	5,484,126
Less current maturities	(6,388,603)	(4,720,455)	(4,034,865)
Total Long-Term Debt	1,195,432	1,420,137	1,449,261
Unamortized debt discounts	(104,167)	0	0
unamortized financing costs	(359,569)	(196,837)	(7,444)
Total notes payable	8,047,771	6,337,429
Promissory Note 3 [Member
Long-term debt, gross	$ 127,425	$ 0	509,145
Interest rate	12.00%	15.00%
Due date	May 03, 2024	Jan. 25, 2023
Secured Promissory Note [Member]
Long-term debt, gross	$ 1,753,761	$ 1,988,793	1,960,965
Interest rate	17.50%	17.50%
Due date	Feb. 28, 2026	Feb. 28, 2026
Promissory Note 1 [Member]
Long-term debt, gross	$ 0	$ 38,609	50,892
Interest rate	12.00%	14.00%
Due date	Oct. 31, 2023	Jan. 15, 2023
Promissory Note 4 [Member]
Long-term debt, gross		$ 0	255,490
Interest rate		15.00%
Due date		Sep. 01, 2023
Promissory Note 5 [Member]
Long-term debt, gross		$ 0	255,547
Interest rate		15.00%
Due date		Sep. 01, 2023
Convertible Note 2 [Member
Long-term debt, gross	$ 564,513	$ 569,391	0
Interest rate	12.00%
Due date	October 31, 2024	March 2024
Convertible Note 1 [Member]
Long-term debt, gross		$ 0	578,802
Interest rate		12.00%
Due dates		May, 2023
Convertible Note 3 [Member]
Long-term debt, gross	$ 572,407	$ 114,781	0
Interest rate	12.00%	15.00%
Due date	Dec. 18, 2024	Jun. 14, 2024
Convertible Note 4 [Member]
Long-term debt, gross	$ 79,813	$ 80,722	0
Interest rate	12.00%	15.00%
Due date	Dec. 19, 2024	Jun. 14, 2024
Convertible Note 5 [Member]
Long-term debt, gross		$ 80,509	0
Interest rate	12.00%	15.00%
Due date	Dec. 19, 2024	Jul. 24, 2024
Promissory Note 6 [Member]
Long-term debt, gross		$ 38,609	0
Interest rate		12.00%
Due date		Oct. 31, 2023
Convertible Note 6 [Member
Long-term debt, gross		$ 388,380	0
Interest rate		12.00%
Due date		May 13, 2024
Convertible Note 7 [Member]
Long-term debt, gross		$ 0	0
Interest rate	16.00%	12.00%
Due date	Feb. 26, 2025	Oct. 31, 2024
Convertible Note 8 [Member]
Long-term debt, gross	$ 404,225	$ 473,743	0
Interest rate	12.00%	12.00%
Due date	Jun. 01, 2024	Dec. 18, 2024
Convertible Note 9 [Member]
Long-term debt, gross	$ 57,629	$ 0	0
Interest rate	12.00%	12.00%
Due date	Feb. 01, 2025	Dec. 19, 2024
Convertible Note 10 [Member]
Long-term debt, gross	$ 79,813	$ 80,509	0
Interest rate		12.00%
Due date		Dec. 19, 2024
Convertible Note 11 [Member]
Long-term debt, gross		$ 114,781	0
Interest rate		12.00%
Due date		Dec. 28, 2024
Convertible Note 12 [Member]
Long-term debt, gross	1,280,047	$ 473,743	0
Interest rate		12.00%
Due date		Jun. 01, 2024
Promissory Note 7 [Member]
Long-term debt, gross		$ 2,000,000	0
Interest rate		15.00%
Due date		Dec. 26, 2024
Note Bearing 1 [Member]
Long-term debt, gross	$ 25,325	$ 27,540	1,012,500
Interest rate	12.00%	15.00%
Due date	Oct. 01, 2026	Sep. 01, 2023
Note Bearing 2 [Member]
Long-term debt, gross		$ 0	506,250
Interest rate		15.00%
Due date		Sep. 01, 2023
Note Bearing 3 [Member]
Long-term debt, gross		$ 27,540	32,752
Interest rate		18.00%
Due date		Oct. 01, 2026
Promissory Note 2 [Member]
Long-term debt, gross	$ 2,074,795	$ 2,000,000	$ 329,227
Interest rate	15.00%	14.00%
Due date	Dec. 26, 2024	Sep. 01, 2023
Convertible Note 1 [Member]
Long-term debt, gross	$ 369,560	$ 388,380
Interest rate	12.00%
Due date	May 13, 2024